Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2022
Telecommunications service provider
Concentrations and Risks
Schedule of concentrations and risks
The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services
to support its operations for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Total number of telecommunications service providers	116	126	153
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	3	3	3
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	55%	55%	45%

Mobile games
Concentrations and Risks
Schedule of concentrations and risks

	For the Year Ended December 31,
	2020	2021	2022
Mobile game 1	11%	N/A	N/A